UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 03/31/1999

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  28-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    05/14/1999

 Report Type (Check only one.):

 [ X]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [  ]        13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         0

 Form 13F Information Table Entry Total:   44

 Form 13F Information Table Value Total:   350104

 List of Other Managers:

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     11792   251900 SH       SOLE                 251900        0      0
 Adobe Systems                 COM               00724F101     13841   243900 SH       SOLE                 243900        0      0
 AGCO                          COM               001084102      1560   237700 SH       SOLE                 237700        0      0
 Archer-Daniels Midland        COM               039483102      6671   454195 SH       SOLE                 454195        0      0
 Avnet                         COM               053807103      5516   150100 SH       SOLE                 150100        0      0
 Becton Dickinson              COM               075887109     11697   305300 SH       SOLE                 305300        0      0
 Texaco                        COM               881694103     11668   205600 SH       SOLE                 205600        0      0
 FDX Corp.                     COM               31304N107     14471   155600 SH       SOLE                 155600        0      0
 CSX                           COM               126408103      8521   218850 SH       SOLE                 218850        0      0
 Chase Manhattan Corp.         COM               16161A108     17064   209700 SH       SOLE                 209700        0      0
 Dayton Hudson                 COM               239753106     20807   312300 SH       SOLE                 312300        0      0
 Bank One                      COM               06423A103     13969   253700 SH       SOLE                 253700        0      0
 Eastman Kodak                 COM               277461109      8962   140300 SH       SOLE                 140300        0      0
 Federal National Mortgage     COM               313586109     25664   370600 SH       SOLE                 370600        0      0
 Ford Motor                    COM               345370100     17097   301600 SH       SOLE                 301600        0      0
 General Electric              COM               369604103     13701   123850 SH       SOLE                 123850        0      0
 Hewlett-Packard               COM               428236103     12898   190200 SH       SOLE                 190200        0      0
 Hilton Hotels                 COM               432848109      5465   388600 SH       SOLE                 388600        0      0
 Home Depot                    COM               437076102      7233   116200 SH       SOLE                 116200        0      0
 Intel Corporation             COM               458140100     20958   176300 SH       SOLE                 176300        0      0
 Johnson & Johnson             COM               478160104     11903   127300 SH       SOLE                 127300        0      0
 Hartford Financial Services   COM               416515104      8215   144600 SH       SOLE                 144600        0      0
 Network Associates            COM               640938106      3771   122900 SH       SOLE                 122900        0      0
 Micron Technology             COM               595112103     13994   290400 SH       SOLE                 290400        0      0
 Morgan J.P.                   COM               616880100      4997    40500 SH       SOLE                  40500        0      0
 Tenet Healthcare              COM               88033G100      5344   282200 SH       SOLE                 282200        0      0
 Pall Corporation              COM               696429307      3150   190200 SH       SOLE                 190200        0      0
 Reynolds Metals               COM               761763101      6119   126650 SH       SOLE                 126650        0      0
 Safeco                        COM               786429100      6692   165500 SH       SOLE                 165500        0      0
 St. Paul Co's                 COM               79286010       7014   225800 SH       SOLE                 225800        0      0
 Sears Roebuck                 COM               812387108     10063   222700 SH       SOLE                 222700        0      0
 Tenneco                       COM               88037E101      4547   162750 SH       SOLE                 162750        0      0
 USX Marathon                  COM               902905827      4221   153500 SH       SOLE                 153500        0      0
 Unocal                        COM               915289102      7014   190200 SH       SOLE                 190200        0      0
 Union Pacific Resources       COM               907834105      1796   151200 SH       SOLE                 151200        0      0